GENERAL AND ADMINISTRATIVE EXPENSES - Disclosure of Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Selling, general and administrative expense [abstract]
Corporate administration	$ 9,001	$ 7,806
Salaries and benefits	16,387	11,636
Audit, legal and professional fees	7,683	4,619
Filing and listing fees	805	506
Directors fees and expenses	867	826
Depreciation	1,629	1,670
Total selling, general and administrative expense	$ 36,372	$ 27,063